SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2019
SEGMENT INFORMATION
Schedule of segment information

	Three Months Ended June 30,			Six Months Ended June 30,
	2019			2019
June 30, 2019:	Commercial Operations	Research and Development	Consolidated	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands			U.S. dollars in thousands
Net revenues	1,563	—	1,563	3,300	—	3,300
Operating loss	3,604	8,776	12,380	5,871	15,722	21,593

	Three Months Ended June 30,			Six Months Ended June 30,
	2018			2018
	Commercial Operations	Research and Development	Consolidated	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands			U.S. dollars in thousands
Net revenues	2,350	—	2,350	4,795	—	4,795
Operating loss	2,000	7,557	9,557	4,095	15,457	19,552